UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2


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1. Name and address of issuer:

The Munder Series Trust II
			480 Pierce Street
			Birmingham, MI 48009


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Munder Healthcare Fund (Class A, B, C, K, R and Y Shares)



3. Investment Company Act File Number:     811-07897


Securities Act File Number:        333-15205


4(a). Last day of fiscal year for which this form is filed:     April 8, 2011
4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). X Check box if this is the last time the issuer will be filing this Form.






Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.    Calculation of registration fee:

(i)Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):      $1,717,268
Aggregate price of securities redeemed or repurchased
during the fiscal year:                    $57,272,286

(iii) Aggregate price of securities redeemed or repurchased
 during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to reduce registration
fees payable to the Commission:           $425,974,699
iv)Total available redemption credits
[add Items 5(ii) and 5(iii)]:            $483,246,985
(v)Net sales -- if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:     $  0
(vi)Redemption credits available for use in future years $ 481,529,717 if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]: (vii) Multiplier for determining registration fee
(See Instruction C.9):                    X 0.0001161
(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):= $0


6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
(number of shares or other units) deducted here: ________.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):

+$



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


=$


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:


Method of Delivery:

 Wire Transfer

 Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)     __________________________________
			        David Rumph

			_____________________________________
		                    Treasurer

Date   ____________________________________________________


Please print the name and title of the signing officer below the signature.
















































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